General and Administrative Expenses - Additional information (Details) - USD ($) $ in Thousands						3 Months Ended		6 Months Ended
	Apr. 01, 2025	Apr. 01, 2024	Apr. 01, 2023	Apr. 01, 2022	Jun. 09, 2021	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
General and administrative expenses
Restructuring costs included in general and administrative expenses						$ 211	$ 93	$ 1,689	$ 144
Value of cash-settled awards granted to selected employees				$ 6,000
Percentage of settlement of awards granted to selected employees	50.00%	25.00%	25.00%
Accelerated amortization for the stock plan termination						0	1,949	0	1,949
Transaction costs included in other general and administrative expenses						$ 10	$ 3,084	$ 132	$ 6,801
PSUs
General and administrative expenses
Percentage of assumed achievement of performance conditions					100.00%